[logo] PIONEER
       Investments(R)







                                                      May 1, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Fund (the "Fund")
     (File Nos. 2-25980 and 811-01466)
     CIK No. 0000078713

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of Class A, B and C shares prospectus, Class Y shares prospectus and Class Z shares prospectus and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 82 to the Fund's registration statement on Form N-1A filed electronically with the Commission on April 25, 2008 (Accession No. 0000078713-08-000011).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

                                                     Very truly yours,


                                                  /s/Lauren Giudice
                                                     Lauren Giudice

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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